Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Measurements

(8)    Fair Value Measurements

The following table presents our fair value hierarchy for our assets and liabilities measured at fair value on a recurring basis at September 30, 2012 (unaudited) (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$35,309	$—	$—	$35,309
Commercial paper	—	40,932	—	40,932
Short-term investments:
Commercial paper	—	36,648	—	36,648
Corporate notes and bonds	—	100,814	—	100,814
U.S. government agency securities	—	2,023	—	2,023

Total	$35,309	$180,417	$—	$215,726

We determine the fair value of our security holdings based on pricing from our service provider. The service provider values the securities based on “consensus pricing,” using market prices from a variety of industry-standard independent data providers. Such market prices may be quoted prices in active markets for identical assets (Level 1 inputs) or pricing determined using inputs other than quoted prices that are observable either directly or indirectly (Level 2 inputs), such as yield curve, volatility factors, credit spreads, default rates, loss severity, current market and contractual prices for the underlying instruments or debt, broker and dealer quotes, as well as other relevant economic measures.

Our Level 3 financial liabilities consisted of long-term liabilities related to warrants issued for the purchase of preferred stock that were net settled during fiscal 2010. Measurement of fair values for the warrants is made utilizing the Black-Scholes options pricing model. The inputs used in determining the fair values are discussed in detail in Note 7. Level 3 activity is as follows (in thousands):

Level 3
Balance at June 30, 2008	$67
Interest and other income (expense), net for change in fair value of preferred stock warrants	61

Balance at June 30, 2009	128
Interest and other income (expense), net for change in fair value of preferred stock warrants	702
Net settlement of preferred stock warrant liability	(830)

Balance at June 30, 2010	$—